SIGNIFICANT ACCOUNTING POLICIES (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Allowance for credit losses	$ 0	$ 0
Minimum
EBP, Accounting Policy [Line Items]
Crediting interest rate	3.37%	3.06%
Notes receivable interest rate	4.25%	4.25%
Maximum
EBP, Accounting Policy [Line Items]
Crediting interest rate	3.75%	4.48%
Notes receivable interest rate	10.50%	10.50%
Weighted Average
EBP, Accounting Policy [Line Items]
Crediting interest rate	3.21%	2.81%